Xtrackers MSCI Japan Hedged Equity ETF Annual Fund Operating Expenses - Xtrackers MSCI Japan Hedged Equity ETF - Xtrackers MSCI Japan Hedged Equity ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%